DEBT	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
DEBT
DEBT

NOTE 8: DEBT

Sale of future receipts

In March 2025, the Company entered into a payment agreement to extinguish the balance owed on the September 2024 Sale of Future Receipts (“SFR”) Agreement of approximately $69,000 for a cash payment of $25,000. The Company paid the amount in full during March 2025 and accounted for the payment agreement as an extinguishment of the June 2024 SFR Agreement and recorded approximately $12,000 as a gain on extinguishment on the accompanying unaudited condensed consolidated statement of operations and comprehensive loss.

In March 2025, the Company was issued a stipulation of settlement from the Supreme Court of the State of New York, County of Sullivan, under which it was required to pay $30,000 to settle the balance owed on the November 2024 SFR Agreement of approximately $53,000, including principal and accrued interest. The Company paid the amount in full during May 2025 and accounted for the payment agreement as an extinguishment of the November 2024 SFR Agreement and recorded approximately $2,000 as a gain on extinguishment on the accompanying unaudited condensed consolidated statement of operations and comprehensive loss.

On April 28, 2025, in connection with the acquisitions of SESB and ATS, the Company assumed (i) a commercial term loan at ATS with an outstanding balance of approximately $147,000, and (ii) a sales-of-future-receipts (merchant cash advance) obligation at SESB with an outstanding balance of approximately $48,000. These obligations were recognized at fair value as assumed liabilities in the purchase price allocation. As of September 30, 2025, the aggregate outstanding balance was approximately $153,000, all of which is classified as current, reflecting expected remittances within the next 12 months.

Seller Note

In January 2025, the Company entered into a promissory note (the “January 2025 Note”) with the individual from whom the Company acquired a business from in August 2024 which converts the unpaid cash consideration of $170,000 and accrued interest of approximately $6,000 from accounts payable to a seller note that matures on June 30, 2025. The unpaid balance of the principal amount bears interest at a rate of 14.0% per annum, except in the event of a default when interest increases to 19.0% per annum. An event of default is to have occurred if the unpaid principal and accrued interest thereon is not paid in full prior to the maturity date, if the Company makes an assignment for the benefit of creditors, or if the Company files for bankruptcy or another similar proceeding.

In July 2025, the Company entered into the first amendment to the January 2025 Note (the “Amended January 2025 Note”), under which the Company is required to pay the lender approximately $26,000 towards the principal, approximately $14,000 of accrued interest, and the lender’s legal fees of approximately $3,000. The Amended January 2025 Note extended the maturity date from June 30, 2025 to August 8, 2025 and increased the interest rate to 18.0% effective July 1, 2025.

In August 2025, the Company entered into a Second Amendment to the January 2025 Note (the “Second Amended January 2025 Note”), which extended the maturity date from August 8, 2025 to September 30, 2025 and required payment of an approximately $10,000 forbearance fee to the lender. These seller notes extensions were accounted for as debt modifications under ASC 470.

On October 21, 2025, the Company fully repaid the note with a payment of $153,126, consisting of $149,790 in principal and $3,336 in accrued interest. Following this payment, the note was retired in full and all related obligations were satisfied.

3(a)(9) Debt to Equity Conversion

During the three and nine months ended September 30, 2025, the Company issued 21,194,562 and 36,485,492 shares of common stock with a carrying value of $2,950,000 and $9,225,000 respectively. No cash was paid, and no broker or commission charges were incurred to facilitate these exchanges. During the three and nine months ended September 30, 2025, the Company accounted for the 3(a)(9) debt-to-equity conversion as a debt extinguishment, resulting in a total gain or (loss) of approximately $2,919,000 and ($2,095,000) respectively, as a component of other income (expense) in the accompanying unaudited condensed consolidated statements of operations and comprehensive loss.

Purchase Order Financing Facility

On September 18, 2025, County Comfort Services, LLC (“CCS”), a wholly owned subsidiary, entered into a Factoring & Security Agreement to provide purchase-order and accounts-receivable financing of up to $4,000,000. Under the facility, the lender may advance up to 85% of eligible receivables (generally up to 60 days from invoice date) or, for approved purchase orders, up to the cost of product plus shipping prior to invoicing. The facility is secured by a first-priority lien on substantially all of CCS’s accounts receivable and a blanket security interest in other assets, and is guaranteed by the Company.

Interest/fees and repayment terms - For accounts receivable financing, charges accrue at 1.55% for the first 30 days after advance, plus 0.55% for each additional 10-day period thereafter; invoices outstanding more than 60 days incur an additional 1.00% per 10-day period (minimum $25 per invoice). For purchase order (“PO”) financing, charges accrue at 1.625% per 15-day period from the date funds are advanced to the vendor until the related invoice is verified and funded. The agreement includes a 12-month term, minimum annual volume equal to 100% of the facility amount, and standard reporting covenants.

As of September 30, 2025, approximately $607,000 had been advanced under the facility, with accrued interest of less than $100,000.

D&O Insurance Premium Financing

On July 15, 2025, the Company entered into a premium finance agreement with First Insurance Funding, a division of Lake Forest Bank & Trust Company, N.A., to finance its directors’ and officers’ liability insurance policies for the July 15, 2025 to July 15, 2026 policy term. The total annual premiums, taxes and fees were $434,500, against which the Company made a down payment of $108,625 and financed the remaining $325,875. The financed amount bears interest at an annual percentage rate of 8.39% and is payable in nine monthly installments of $37,485.87 beginning August 15, 2025. The agreement grants the lender a first-priority security interest in the financed policies and related unearned premiums and gives the lender the right to cancel the policies and apply any return premium to the outstanding balance in the event of default. As of September 30, 2025, after two scheduled installments, the outstanding balance under the premium finance agreement was approximately $255,000. Finance charges related to this agreement is recognized in the Condensed Consolidated Statements of Operations and Comprehensive Loss within interest expense.

Libertas Settlement and Termination Agreement

On September 24, 2025, we entered into a Settlement and Termination Agreement with Libertas Funding, LLC (“Libertas”), resolving all outstanding obligations under the prior Agreement of Sale of Future Receivables and Debt Conversion Agreement. Libertas terminated its senior secured lien and released all related financing statements and security interests. We acknowledged a remaining principal balance of approximately $3,100,000 and agreed to a structured repayment plan providing for initial weekly payments followed by bi-monthly installments beginning in October 2025, with stepped increases tied to our planned uplisting. The agreement also provides us the right to redeem 1,557,796 shares of our common stock held by Libertas for nominal consideration following full repayment. The settlement eliminated the derivative features, and the obligation is presented as debt measured at amortized cost from the settlement date. (See Note 9 for derivative derecognition.)

NOTE 11: DEBT

Debt consists of the following as of December 31:

Description	2024	2023
Secured Promissory Notes	$4,250,000	$7,410,000
Small Business Administration Loans	762,322	768,956
Paycheck Protection Program Loans	17,543	59,350
Promissory Note	79,000	—
Vehicle Notes	425,790	497,957
Seller Notes	1,434,959	2,073,765
Avanti Notes	179,910	85,437
Real Estate Promissory Note	370,000	370,000
Business Loan and Security Agreement	160,262	—
Sale of Future Receipts	856,150	1,938,257
Total	$8,535,936	$13,118,285
Less: debt issuances costs	(212,772)	(32,224)
Less: notes payable, current portion	(7,019,499)	(11,935,580)
Notes payable, net of debt issuance costs and current portion	$1,303,665	$1,150,481

The Company recorded the interest expense of $2,714,048 and $1,431,354 for the twelve months ending December 31, 2024, and December 31, 2023 respectively. The accrued interest as of December 31, 2024, and December 31, 2023 were $985,025 and $879,876 respectively.

Secured Promissory Notes

The Company’s promissory notes have original maturity dates ranging between 9 and 36 months. The notes bear interest at rates ranging between 9.25% and 24%. During the year ended December 31, 2024, $6,834,020 of principal was extinguished via debt conversion agreements (see Note 14).

In connection with the issuance of the secured promissory notes issued in February 2022 (the “2022 Notes”), the Company issued Legacy Warrants to each lender that may be converted into shares of common stock of the Company. There were 23,332 Legacy Warrants that were issued in connection with the issuance of the February 2022 Notes that have an exercise price of $12.00 per share (see Note 12). The fair value of the Legacy Warrants was $82,861 and was recorded as a debt discount. Amortization expense related to the debt discount amounted to $27,620 and $27,620 for the years ended December 31, 2024 and 2023, respectively, and is recorded as interest expense on the accompanying consolidated statements of operations and comprehensive loss.

For all secured promissory notes, the interest is charged at an annual simple rate. For the 2022 Notes, interest increases to 12% upon the occurrence of an event of default as defined in the secured promissory note agreements.

During the year ended December 31, 2023, the Company modified individual notes with original maturity dates prior to December 31, 2023 to extend the maturity date to the earlier of May 31, 2024 or the Merger Closing Date.

During September 2024, the Company entered into four note conversion agreements with four of the secured promissory note holders in which the Company converted the outstanding principal and interest on the secured promissory notes, into shares of the Company’s common stock at a conversion price of $2.00 per share with a one-time share reset adjustment (see Note 14), subject to shareholder approval and a maximum aggregate ownership amount of 19.99% for each individual lender. In connection with these agreements, $6,834,020 of secured promissory notes and $1,064,080 of accounts payable and accrued expenses were extinguished in exchange for the issuance of 3,949,050 shares of the Company’s common stock (see Note 12). Two of the lenders total ownership of the Company’s common stock exceeded 5.0% as a result of the share issuances in connection with the note conversion agreements. These lenders continue to hold certain Secured Promissory Notes as of December 31, 2024 (see Note 18).

As of December 31, 2024, the Company has not made certain scheduled payments and is therefore in technical default under two of the secured promissory notes entered into in June 2024. The total outstanding principal and accrued interest under these notes was approximately $250,000 as of December 31, 2024. However, neither noteholder has issued a formal notice of default, and both have continued to work cooperatively with the Company. Management is engaged in discussions with the noteholders regarding repayment arrangements and believes a mutually satisfactory resolution will be reached.

Small Business Administration (“SBA”) Loans

In 2020, the Company received loan proceeds of $150,000 under a SBA loan agreement that matures in June 2050. In 2021, this loan was amended to increase the total borrowing to $475,000. In 2022 the Company assumed two additional SBA loans for $150,000 each in connection with two acquisitions that mature in June 2050. Interest on all SBA loan agreements accrues on the anniversary date of the initial borrowing at 3.75% on the outstanding balance. All SBA loan agreements are collateralized by the Company’s tangible and intangible personal property.

Paycheck Protection Program Loan

On May 4, 2020, the Company received loan proceeds of $151,000 under the Paycheck Protection Program (the “PPP”). The PPP was established as part of the Coronavirus Aid, Relief, and Economic Security Act and provides for loans to qualifying businesses for amounts up to 2.5 times the average monthly payroll expenses of the business, subject to certain limitations. The PPP loan matures in May 2025. Payments were not required under the loan for a period from six months from the date of the initial borrowing, upon which payments are required to be made monthly. Interest accrues at 1.0% annually on the outstanding balance. The PPP loan is collateralized by all tangible and intangible personal property of the Company.

Promissory Note

In October 2024, the Company entered into a promissory note to extinguish an obligation to a vendor in which the Company promised to pay the vendor a principal amount of $119,000, interest through October 15, 2024 totaling approximately $17,000, attorney’s fees of $4,000 and additional interest from October 16, 2024 through the date of repayment of 18.0% per annum. Principal payments of $20,000 are due on the 25th of each month commencing on October 25, 2024. If five payments are made timely, the vendor agrees to waive the remaining balance due on the promissory note. The promissory note may be prepaid without penalty.

Business Loan and Security Agreements

The Company entered into three business loan and security agreements with one lender as follows:

				Maturity Date
				(from issuance
Loan	Loan Date	Gross Proceeds	December 31, 2024	date)	Interest rate
May 2024 BLS Agreement	5/14/2024	$100,000	$56,896	18-months	25.0%
July 2024 BLS Agreement	7/31/2024	50,000	37,917	18-months	25.0%
August 2024 BLS Agreement	8/06/2024	100,000	65,449	12-months	25.0%
Total		$250,000	$160,262

The Company receives a 5.0% prepayment discount on the May 2024 BLS Agreement and the July 2024 BLS Agreement. The August 2024 BLS Agreement provides the following terms for prepayments:

●	For prepayment made prior to three months after the Loan Date, $122,000 minus repayments to date,
●	For prepayment made between three and six months after the Loan Date, $127,000 minus repayments to date,
●	For prepayment made more than six months after the Loan Date, a 5% discount may be applied to the remaining payment.

The Company triggers an event of default under these agreements if repayments are not made in accordance with the repayment schedule, if the Company defaults on a loan with a bank or financial institution, and other matters as defined in the agreements. In the event of a default, the lender may declare remaining outstanding amounts due and payable less a 5.0% discount on the remaining unpaid balance and the stated interest rate is adjusted to be the lower of 18.0% per annum or the maximum rate allowed by law.

Each loan is collateralized by the assets of the subsidiary the debt was taken out for and each is guaranteed by an officer of the Company.

In May 2025, the Company amended each of the business loan and security agreements, changing the required periodic payments and extending the maturity date on the respective agreement as follows:

May 2024 BLS Agreement: The monthly payment was reduced from approximately $7,000 to a monthly payment of approximately $3,000 and the maturity date was extended from December 2025 to December 2026.

July 2024 BLS Agreement: The monthly payment was reduced from approximately $3,000 to a monthly payment of approximately $2,000 and the maturity date was extended from February 2026 to November 2026.

August 2024 BLS Agreement: The monthly payment was reduced from approximately $13,000 to a monthly payment of approximately $3,000 and the maturity date was extended from May 2025 to December 2026.

Vehicle Notes

The Company has thirteen vehicles that were acquired through the issuance of vehicle loans that were outstanding as of December 31, 2024. The maturities of these vehicle notes outstanding range from 2026 through 2029. Interest rates range from 4.99% to 17.37%. The Company defaulted on two of the vehicle notes during the year ended December 31, 2024 and the lender repossessed one of the vehicles. The Company reduced the carrying value of the note by the fair value of the vehicles of approximately $23,000 at the time of the repossession. The Company owes the lenders approximately $13,000 as of December 31, 2024. The second vehicle was repossessed during the subsequent year.

Seller Notes

The Company entered into several seller notes as part of agreements to acquire certain of its wholly owned subsidiaries as follows:

	Annual
Date of Note	Interest Rate	Maturity Date	Secured by	Principal	December 31, 2024	December 31, 2023
12/01/2020	6.0%	November 2025	Mortgage of certain real property which has a book value of $200,000 as of December 31, 2024	$200,000	$41,283	$83,810
06/18/2021	6.0%	May 2026	Equity securities of acquired company owned by ConnectM	225,000	—	124,627
01/01/2022	5.0%	December 2026	Equity securities of acquired company owned by ConnectM	200,000	66,820	117,367
01/01/2022	5.0%	December 2026	Equity securities of acquired company owned by ConnectM	200,000	66,820	117,367
02/15/2022	4.4%	February 2025	Equity securities of acquired company owned by ConnectM	600,000	200,000	400,000
05/31/2022	6.0%	July 2026	Equity securities of acquired company owned by ConnectM	649,000	291,973	462,531
12/28/2022	6.0%	February 2028	Equity securities of acquired company owned by ConnectM	900,000	65,449	768,063
					$1,434,959	$2,073,765

The December 2022 Seller Note is in default and under legal proceedings (see Note 19).

During September 2024, the Company entered into a note conversion agreement with the holders of the holder of the May 2022 seller note in which the Company converted outstanding principal of $91,000, into 72,800 shares of the Company’s common stock at a conversion price of $1.25 per share with a one-time consideration adjustment (see Notes 12 and 14), subject to shareholder approval and a maximum aggregate ownership amount of 19.99% for the holder of the seller note. This was accounted for as debt extinguishment.

Real Estate Promissory Note

On December 29, 2022, the Company entered into a Real Estate Promissory Note for land in Florida for a principal sum of $370,000, which is collateralized by real estate with a maturity date of July 29, 2023. The Real Estate Promissory Note is secured by a mortgage on the property. The carrying value of the note, including accrued interest as of the filing date, is $442,000. This note is in default and under legal proceedings (see Note 19).

Business Line of Credit

In January 2023, the Company opened a business line of credit with American Express and borrowed $74,400. The maximum amount the Company can take out on the line of credit is $74,400. The line of credit has an interest rate of 13.0%. This business line of credit matured in September of 2023 and was repaid by the Company. There was no current availability under this business line of credit as of December 31, 2024.

Sale of Future Receipts

On April 25, 2023, the Company entered into a sale of future receipts agreement (the “April 2023 SFR Agreement”) whereby the Company sold and assigned $1,597,144 of future receipts in exchange for net cash proceeds of $1,176,000, including a fee of $24,000. As a result, the Company recorded a discount of $421,144. The Company was required to remit a minimum of $30,174 of weekly sales receipts until the future receipts assigned under the April 2023 SFR Agreement were repaid in full. Accordingly, the term was determined to be approximately one year.

On November 2, 2023, the Company refinanced the April 2023 SFR Agreement to reduce the minimum weekly sales remittance to $17,700 and extend the repayment period to November 2024 (the “November 2023 SFR Refinancing Agreement”). Additionally, the Company was forgiven for $162,080 of the debt outstanding, which was recorded as a component of “loss on extinguishment of debt” in the accompanying consolidated statements of operations and comprehensive loss for the year ended December 31, 2023, and incurred an incremental fee of $100,000. The Company applied extinguishment accounting to the November 2023 SFR Refinancing Agreement.

On August 7, 2023, the Company entered into a sale of future receipts agreement (the “August 2023 SFR Agreement”) whereby the Company sold and assigned $1,290,000 of future receipts in exchange for net proceeds of $980,000, including a fee of $20,000. As a result the Company recorded a discount of $310,000. The Company was required to remit a minimum of $25,595 of weekly sales receipts until the future receipts assigned under the August 2023 SFR Agreement were repaid in full. Accordingly, the term was determined to be approximately one year.

On November 9, 2023, the Company refinanced the August 2023 SFR Agreement to borrow an incremental $370,543 (the “Second November 2023 SFR Refinancing Agreement”). Additionally, the Company was forgiven for $130,000 of the debt outstanding, which was recorded as a component of “loss on extinguishment of debt” in the accompanying consolidated statements of operations and comprehensive loss for the year ended December 31, 2023, and incurred an incremental fee of $221,000. The Company applied extinguishment accounting to the Second November 2023 SFR Refinancing Agreement.

As a result of the amendments entered into during 2023, the Company wrote off all remaining debt discounts totaling approximately $662,000, which is recorded within loss on extinguishment of debt on the accompanying consolidated statements of operations and comprehensive loss for the year ended December 31, 2023.

On January 4, 2024, the Company entered into a sale of future receipts agreement (“the January 2024 SFR Agreement”) whereby the Company sold and assigned $452,000 of future receipts in exchange for net cash proceeds of $343,000, including a fee of $7,000. As a result, the Company recorded a discount of $101,500. The Company was required to remit a minimum of approximately $9,000 of weekly sales receipts until the future receipts assigned under the January 2024 SFR Agreement were repaid in full. Accordingly, the term was determined to be approximately one year.

On January 30, 2024, the Company entered into a second sale of future receipts agreement, amending the January 2024 SFR Agreement, (the “Amended January 2024 SFR Agreement”) whereby the Company increased the amount of future receipts sold and assigned to the lender to $2,600,000 in exchange for net cash proceeds of approximately $2,077,000, including a fee of approximately $3,000. As a result, the Company recorded a discount of approximately $523,000. The Company was required to remit a minimum of approximately $52,000 of weekly sales receipts until the future receipts assigned under the Amended January 2024 SFR Agreement were repaid in full. Accordingly, the term was determined to be approximately one year.

In connection with the Second January 30, 2024 SFR Agreement, the Company received an additional $1,054,286 (the “Additional Advance”). Such amounts received were provided to the Company in error and are due and payable in full to the lender. During September 2024, the Company entered into a note conversion agreements with one of the sale of future receipts agreement holders in which the Company converted the outstanding principal on the Amended January 2024 SFR Agreement, including accrued and unpaid interest, and the Additional Advance into shares of the Company’s common stock at a conversion price of $2.00 per share with a two share reset adjustments and a make-whole payment (see Note 14), subject to shareholder approval and a maximum aggregate ownership amount of 19.99% for each individual lender. In connection with these agreements, $3,115,592 of secured promissory notes were extinguished in exchange for the issuance of 1,557,796 shares of the Company’s common stock (see Note 12).

On May 23, 2024, the Company entered into a sale of future receipts agreement (the “May 2024 SFR Agreement”) whereby the Company sold and assigned approximately $149,000 of future receipts in exchange for net cash proceeds of approximately $118,000, including a fee of approximately $3,000. As a result, the Company recorded a discount of approximately $31,000. The Company is required to remit a minimum of approximately $12,000 of monthly sales receipts until the future receipts assigned under the May 2024 SFR Agreement were repaid in full. Accordingly, the term of this agreement is approximately one year. In May 2025, the Company was issued a stipulation of settlement from the Supreme Court of the State of New Work, Count of Erie, under which it was required to pay $240,000 to settle the balance owed of approximately $302,000 on the May 2024 SFR Agreement. The Company is to repay the settlement balance through a conditional release of funds of approximately $17,000 held by a third party and monthly payments totaling approximately $14,000 until the settlement balance is paid in full.

In October 2024, the Company entered into a sale of future receipts agreement (the “October 2024 SFR Agreement”) with the same lender of the May 2024 SFR Agreement whereby the Company sold and assigned approximately $310,000 of future receipts in exchange for net cash proceeds of approximately $170,000, including a fee of approximately $3,000 and repayment of approximately $78,000 outstanding under the May 2024 SFR Agreement. As a result, the Company recorded a discount of approximately $63,000. The Company is required to remit a minimum of approximately 8.0% of monthly sales receipts until the future receipts assigned under the October 2024 SFR Agreement were repaid in full. Accordingly, the term of this agreement is approximately one year. The October 2024 SFR Agreement was accounted for as an extinguishment of the May 2024 SFR Agreement and approximately $9,000 loss on extinguishment was recorded on the accompanying consolidated statements of operations and comprehensive loss for the year ended December 31, 2024.

On May 28, 2024, the Company entered into a second sale of future receipts agreement (the “Second May 2024 SFR Agreement”) whereby the Company sold and assigned $125,000 of future receipts in exchange for net cash proceeds of approximately $98,000, including a fee of approximately $2,000. As a result, the Company recorded a discount of approximately $27,000. The Company is required to remit a minimum of approximately $6,000 of bi-weekly sales receipts until the future receipts assigned under the Second May 2024 SFR Agreement were repaid in full. Accordingly, the term of this agreement is approximately one year. In May 2025, the Company was issued a stipulation of settlement from the Supreme Court of the State of New Work, Count of Erie, under which it was required to pay $140,000 to settle the balance owed of approximately $184,000 on the Second May 2024 SFR Agreement. The Company is to repay the settlement balance through a conditional release of funds of approximately $42,000 held by a third party and monthly payments totaling approximately $8,000 until the settlement balance is paid in full.

In November 2024, the Company entered into a sale of future receipts agreement (the “November 2024 SFR Agreement”) with the same lender of the Second May 2024 SFR Agreement whereby the Company sold and assigned approximately $201,000 of future receipts in exchange for net cash proceeds of approximately $97,000, including a repayment of $60,000 outstanding under the Second May 2024 SFR Agreement. As a result, the Company recorded a discount of approximately $41,000. The Company is required to remit a minimum of approximately $8,000 of bi-weekly sales receipts until the future receipts assigned under the November 2024 SFR Agreement were repaid in full. Accordingly, the term of this agreement is approximately one year. The November 2024 SFR Agreement was accounted for as an extinguishment of the Second May 2024 SFR Agreement and approximately $7,000 loss on extinguishment was recorded on the accompanying consolidated statements of operations and comprehensive loss for the year ended December 31, 2024.

On July 24, 2024, the Company entered into a sale of future receipts agreement (the “July 2024 SFR Agreement”) whereby the Company sold and assigned approximately $209,000 of future receipts in exchange for net cash proceeds of approximately $144,000, including a fee of $6,000. As a result, the Company recorded a discount of approximately $65,000. The Company is required to remit 10.0% of daily receipts until the until the future receipts assigned under the July 2024 SFR Agreement were repaid in full. The estimated term of this agreement is approximately one year, based on expected daily collections. The July 2024 SFR Agreement includes an option for early payoff with discounts on the remaining balances. In November 2024, the Company entered into a sale of future receipts agreement (the “Second November 2024 SFR Agreement”) with the same lender of the July 2024 SFR Agreement whereby the Company sold and assigned approximately $313,000 of future receipts in exchange for net cash proceeds of approximately $96,000, including a fee of approximately $9,000 and repayment of approximately $120,000 outstanding under the July 2024 SFR Agreement. As a result, the Company recorded a discount of approximately $88,000 and interest expense of approximately $9,000. The Company is required to remit a minimum of approximately $7,000 of weekly sales receipts until the future receipts assigned under the Second November 2024 SFR Agreement were repaid in full. Accordingly, the term of this agreement is approximately one year. The Second November 2024 SFR Agreement was accounted for as an extinguishment of the July 2024 SFR

Agreement and approximately $34,000 loss on extinguishment was recorded on the accompanying consolidated statements of operations and comprehensive loss for the year ended December 31, 2024.

On September 19, 2024, the Company into a sale of future receipts agreement (the “September 2024 SFR Agreement”) whereby the Company sold and assigned approximately $107,000 of future receipts in exchange for net cash proceeds of $74,000, including a fee of $2,000. As a result, the Company recorded a discount of $33,000. The Company is required to remit 6.32% of weekly sales receipts until the until the future receipts assigned under the September 2024 SFR Agreement were repaid in full. The estimated term of this agreement is approximately one year, based on expected daily collections.

On November 8, 2024, the Company entered into a sale of future receipts agreement (the “November 2024 SFR Agreement”) whereby the Company sold and assigned approximately $112,000 of future receipts in exchange for net cash proceeds of approximately $76,000, including a fee of approximately $4,000. As a result, the Company recorded a discount of approximately $36,000. The Company is required to remit a minimum of approximately $5,000 of weekly sales receipts until the future receipts assigned under the May 2024 SFR Agreement were repaid in full. Accordingly, the term of this agreement is approximately one year.

Since the Company has significant continuing involvement in the generation of future cash flows due under these agreements among other indicators, pursuant to ASC 470-10-25-2, Debt- Sales of Future Revenues or Other Various Measures of Income, the Company has reflected any future commitments associated with these agreements as debt.

The discounts on the various sale of future receipts agreements are recorded as an adjustment to the related liability within the debt, net on the accompanying consolidated balance sheets as of December 31, 2024 and 2023. These discounts are amortized over the life of the respective loans via the effective interest method. This amortization is recorded as a component of interest expense on the accompanying consolidated statement of operations.

Future maturities for notes payable as of December 31, 2024 is as follows:

Year	Amount
2025	$7,232,271
2026	278,654
2027	113,326
2028	80,385
2029	56,883
Thereafter	774,417
Total	$8,535,936